UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4427
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Waddell & Reed Advisors Municipal High Income Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000
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Date of fiscal year end: September 30
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Date of reporting period: March 31, 2005
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Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

 Semiannual Report
MARCH 31, 2005

Waddell & Reed Advisors Municipal High Income Fund

CONTENTS
3	President's Letter
5	Illustration of Fund Expenses
7	Portfolio Highlights
9	Investments
25	Statement of Assets and Liabilities
26	Statement of Operations
27	Statement of Changes in Net Assets
28	Financial Highlights
32	Notes to Financial Statements
37	Report of Independent Registered Public Accounting Firm
38	Proxy Voting Information
38	Quarterly Portfolio Schedule Information

This report is submitted for the general information of the shareholders of Waddell & Reed Advisors Municipal High Income Fund, Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current Waddell & Reed Advisors Municipal High Income Fund, Inc. prospectus and current Fund performance information.

President's Letter
      March 31, 2005

Dear Shareholder:

Enclosed is our report on your Fund's operations for the six months ended March 31, 2005.

The six-month period was split into two very different halves. The last calendar quarter of 2004 showed strong market gains, as we shook off some of the concerns surrounding the U.S. presidential election while the economy exhibited continued strength. The first quarter of 2005 offered considerably more restrained performance. Rising interest rates and inflation concerns led to negative returns for most major market indexes. However, stocks saw solid returns for the six-month period overall, as the S&P 500 Index rose 6.88 percent and the Dow Jones Industrial Average returned 5.37 percent. Bonds did not fare as well, with the Lehman Brothers U.S. Credit Index returning 0.21 percent over the last six months.

A number of factors weighed on the minds of investors during the period. These included continued turmoil in Iraq, rising energy prices, the potential for accelerating inflation and a decline in the value of the U.S. dollar. Corporate earnings remained strong, however, and gross domestic product (GDP) in the United States expanded at an annual rate of 3.8 percent in the last calendar quarter of 2004, and appears to have grown at about the same rate in the first quarter of 2005.

In response to inflation concerns, the Federal Reserve continued to bring short-term interest rates to a less accommodative position. The Fed enacted a number of small rate increases between September and March, with short-term rates ending the period at 2.75 percent. The Fed has stated that it intends to continue considering "measured" rate increases over the next few months.

Looking ahead, we continue to feel that signs point to a favorable environment for stocks and the economy. We believe that the economy could see a real growth rate of around 3 percent for the year, with a nominal growth rate (after inflation) of 6 percent or more. History suggests that corporate profits tend to grow in line with growth in the economy, and stocks generally mirror the growth in profits. With that in mind, we look for a solid year for the equity markets.

Keep in mind, however, that uncertainty is a core feature of the financial markets. That's why we believe that adhering to the fundamental principles of investing is the best way to work toward your long-term financial goals. By investing regularly and diversifying your portfolio among different asset classes and investment styles, we believe that you are more likely to maximize the potential to meet your financial goals.

Your financial advisor can help you with these strategies and work with you to develop and maintain a customized investment plan based on your individual situation. We believe that focusing on that plan, despite the swings of the market, can be your key to a sound financial future.

Thank you for your partnership and your continued commitment to your investment program.

Respectfully,
Henry J. Herrmann, CFA

President

The opinions expressed in this letter are those of the President of the Fund and are current only through the end of the period of the report, as stated on the cover. The President's views are subject to change at any time, based on market and other conditions, and no forecasts can be guaranteed.

Illustration of Fund Expenses
      MUNICIPAL HIGH INCOME FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and service fees, and other Fund expenses. The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended March 31, 2005.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, a $7,500 account value divided by $1,000 = 7.5), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. There may be additional fees charged to holders of certain accounts that are not included in the expenses shown in the table. These fees apply to Individual Retirement Accounts (IRAs), IRA Rollovers, Roth IRAs, Conversion Roth IRAs, Simplified Employee Pension (SEP), Simple IRAs, Tax-Sheltered Accounts (TSAs), Keogh Plans, Owner Only 401(k) (Exclusive K) Plans and Final Pay Plans. As of the close of the six months covered by the table, a customer is charged an annual fee of $15 within each plan type. This fee is waived for IRA Rollovers and Conversion Roth IRAs if the customer owns another type of IRA. Coverdell Education Savings Account plans are charged an annual fee of $10 per customer. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value as such additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Hypothetical Example for Comparison Purposes

The second line for each share class of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund Expenses
For the Six Months Ended March 31, 2005	Beginning Account Value 9-30-04	Ending Account Value 3-31-05	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During Period*

Based on Actual Fund Return(1)
Class A	$1,000	$1,037	0.98%	$5.00
Class B	1,000	1,033	1.84	9.33
Class C	1,000	1,033	1.88	9.52
Class Y	1,000	1,039	0.76	3.86
Based on 5% Return(2)
Class A	$1,000	$1,020	0.98%	$4.96
Class B	1,000	1,016	1.84	9.25
Class C	1,000	1,016	1.88	9.44
Class Y	1,000	1,021	0.76	3.83

*Fund expenses for each share class are equal to the Fund's annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by 182 days in the six-month period ended March 31, 2005, and divided by 365.

(1)This section uses the Fund's actual total return and actual Fund expenses. It is a guide to the actual expenses paid by the Fund in the period. The "Ending Account Value" shown is computed using the Fund's actual return and the "Expenses Paid During Period" column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. A shareholder may use the information here, together with the dollar amount invested, to estimate the expenses that were paid over the period. For every thousand dollars a shareholder has invested, the expenses are listed in the fourth column.

(2)This section uses a hypothetical 5% return and actual Fund expenses. It helps to compare the Fund's ongoing costs with other mutual funds. A shareholder can compare the Fund's ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

The above illustration is based on ongoing costs only and does not include any transactional costs, such as sales loads, redemption fees or exchange fees.

SHAREHOLDER SUMMARY OF MUNICIPAL HIGH INCOME FUND

Portfolio Highlights

On March 31, 2005, Waddell & Reed Advisors Municipal High Income Fund had net assets totaling $404,201,749 invested in a diversified portfolio.

As a shareholder of the Fund, for every $100 you had invested on March 31, 2005, your Fund owned:

Life Care/Nursing Center Revenue Bonds	$17.49
Other Municipal Bonds	$15.94
Hospital Revenue Bonds	$13.85
Special Tax Bonds	$10.67
Industrial Development Revenue/ Pollution Control Bonds	$7.61
Housing Revenue Bonds	$7.60
Cash and Cash Equivalents	$6.92
Prerefunded ETM Bonds	$4.85
City General Obligation Bonds	$4.62
Derivative Bonds	$3.08
Education Revenue Bonds	$2.69
Resource Recovery Bonds	$2.42
Port/Marine Revenue Bonds	$2.26

On March 31, 2005, the breakdown of bonds (by ratings) held by the Fund was as follows:

AAA	8.64%
AA	5.66%
A	4.28%
BBB	32.18%
BB	28.91%
B	13.12%
Below B	0.29%
Cash and Cash Equivalents	6.92%

Ratings reflected in the wheel above are taken from the following sources in order of preference: Standard & Poor's, Moody's or, if unrated, judged by WRIMCO to be of equivalent quality.

2005 TAX YEAR TAXABLE EQUIVALENT YIELDS (1)
If your Taxable Income is:						Your Marginal Tax Bracket Is	Equivalent Tax Free Yields

Joint Return			Single Return				3%	4%	5%	6%

$0	-	14,600	$0	-	7,300	10%	3.33%	4.44%	5.56%	6.67%
$14,601	-	59,400	$7,301	-	29,700	15%	3.53%	4.71%	5.88%	7.06%
$59,401	-	119,950	$29,701	-	71,950	25%	4.00%	5.33%	6.67%	8.00%
$119,951	-	182,800	$71,951	-	150,150	28%	4.17%	5.56%	6.94%	8.33%
$182,801	-	326,450	$150,151	-	326,450	33%	4.48%	5.97%	7.46%	8.96%
$326,451 and above			$326,451 and above			35%	4.62%	6.15%	7.69%	9.23%

(1)Table is for illustration only and does not represent the actual performance of Waddell & Reed Advisors Municipal High Income Fund, Inc.

The Investments of Municipal High Income Fund
March 31, 2005
MUNICIPAL BONDS	Principal Amount in Thousands	Value

Arizona - 3.10%
Hayden-Winkelman Unified School District No. 41 of Gila County, Arizona, Capital Appreciation Refunding Bonds, Series 1995,
0.0%, 7-1-10	$5,525	$4,099,123
Arizona Health Facilities Authority, Hospital Revenue Bonds (John C. Lincoln Health Network), Series 2000,
7.0%, 12-1-25	3,500	3,880,975
The Industrial Development Authority of the County of Pima, Education Revenue Bonds: Paradise Education Center Project, Series 2003A,
5.75%, 6-1-24	2,100	2,045,169
Noah Webster Basic School Project, Series 2004A,
6.125%, 12-15-34	1,115	1,102,099
The Industrial Development Authority of the City of Tucson, Arizona, Education Revenue Bonds (Arizona Agribusiness and Equine Center, Inc. Project), Series 2004A,
6.125%, 9-1-34	1,380	1,389,205
		12,516,571
California - 3.70%
Golden State Tobacco Securitization Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2003A-1 (Fixed Rate),
6.75%, 6-1-39	5,000	5,271,500
Housing Authority of the County of San Bernadino, Multifamily Housing Revenue Bonds (Raintree Apartments Project), Series 2003A,
6.25%, 7-1- 42	5,000	4,962,250
State of California Various Purpose General Obligation Bonds,
5.0%, 2-1-23	2,620	2,704,731
California Statewide Communities Development Authority, Multifamily Housing Revenue Bonds (Colton Gardens Apartments Project), Series 2003A,
6.25%, 7-1- 42	2,000	1,996,620
		14,935,101
Colorado - 9.14%

Colorado Educational and Cultural Facilities Authority,
      Charter School Revenue Bonds:
      Collegiate Academy of Colorado Project, A Charter School
      Created by Jefferson County School District R-1,
      Jefferson County, State of Colorado, Series 2002:

7.5%, 12-15-31	3,000	3,536,460
7.375%, 12-15-21	1,000	1,173,430
Stargate Charter School Project, Series 2002:
6.0%, 5-1-22	1,605	1,596,445
6.125%, 5-1-33	1,000	999,280
Sand Creek Metropolitan District, Adams County and City and County of Denver, Colorado, General Obligation Limited Tax Bonds: Series 1998,
6.625%, 12-1-17	2,695	2,982,287
Series 1997,
7.125%, 12-1-16	1,840	2,037,248
Rampart Range Metropolitan District No. 1 (in the City of Lone Tree, Colorado), Revenue Bonds (Rampart Range Metropolitan District No. 2 Project), Series 2001,
7.75%, 12-1-26	4,475	4,650,286
Aspen Grove Business Improvement District in the City of Littleton, Colorado, Limited Tax General Obligation Bonds, Series 2001,
7.625%, 12-1-25	3,637	3,756,512
City and County of Denver, Colorado, for and on behalf of its Department of Aviation, Airport System Revenue Refunding Bonds, Series 2002E,
11.42%, 11-15-10 (A)	3,000	3,634,650
Pine Bluffs Metropolitan District (in the Town of Parker), Douglas County, Colorado, General Obligation Limited Tax Bonds, Series 2004,
7.25%, 12-1-24	3,325	3,356,654
Red Sky Ranch Metropolitan District, Eagle County, Colorado, General Obligation Bonds, Series 2003:
6.05%, 12-1-33	1,245	1,265,829
6.0%, 12-1-28	1,000	1,016,090
Southlands Metropolitan District No. 1 (in the City of Aurora), Arapahoe County, Colorado, General Obligation Bonds (Limited Tax Convertible to Unlimited Tax), Series 2004,
7.125%, 12-1-34	2,000	2,170,000
Cordillera Mountain Metropolitan District (Eagle County, Colorado), Subordinate Limited Tax (Convertible to Party Unlimited Tax), General Obligation Bonds, Series 2000B,
6.2%, 12-1-20	1,450	1,561,577
Church Ranch Metropolitan District, City of Westminster, Colorado, General Obligation Limited Tax Bonds, Series 2003,
6.0%, 12-1-33	1,260	1,271,290
Tallyn's Reach Metropolitan District No. 3 (in the City of Aurora, Colorado), Limited Tax (Convertible to Unlimited Tax), General Obligation Bonds, Series 2004,
6.75%, 12-1-33	1,000	1,011,620
Deer Creek Metropolitan District, Jefferson County, Colorado, General Obligation Bonds, Series 2000,
7.625%, 12-1-19	750	917,505
		36,937,163
Connecticut - 2.55%
Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds (Wheelabrator Lisbon Project), Series 1993A,
5.5%, 1-1-14	5,250	5,298,458
Connecticut Development Authority, Pollution Control Revenue Refunding Bonds (The Connecticut Light and Power Company Project - 1993B Series),
5.95%, 9-1-28	2,500	2,638,675
State of Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital for Special Care Issue, Series B:
5.375%, 7-1-17	1,580	1,496,402
5.5%, 7-1-27	950	882,103
		10,315,638
Florida - 3.06%
Capital Projects Finance Authority, Continuing Care Retirement Community, Revenue Bonds (Capital Projects Loan Program - The Glenridge on Palmer Ranch Project), Fixed Rate Revenue Bonds, Series 2002A,
8.0%, 6-1-32	5,000	5,474,300
State of Florida, Full Faith and Credit, State Board of Education, Public Education Capital Outlay Bonds, 2000 Series A,
5.125%, 6-1-19	4,930	5,278,354
Dade County Industrial Development Authority, Industrial Development Revenue Bonds, Series 1995 (Miami Cerebral Palsy Residential Services, Inc. Project),
8.0%, 6-1-22	1,600	1,634,240
		12,386,894
Georgia - 1.28%
Brunswick and Glynn County Development Authority, Adjustable Rate First Mortgage Revenue Bonds (Coastal Community Retirement Corporation - Marsh's Edge Project), Series 2004B,
7.25%, 1-1-35	2,800	2,910,488
Savannah Economic Development Authority, First Mortgage Revenue Bonds (The Marshes of Skidaway Island Project), Series 2003A:
7.4%, 1-1-34	1,650	1,729,464
7.4%, 1-1-24	510	540,559
		5,180,511
Illinois - 2.50%
Bloomington-Normal Airport Authority of McLean County, Illinois, Central Illinois Regional Airport, Passenger Facility Charge Revenue Bonds, Series 2001:
6.35%, 12-15-24	2,975	3,006,803
6.05%, 12-15-19	1,000	1,000,980
Village of Maywood, General Obligation Corporate Purpose Bonds, Series 2001C (Tax-Exempt),
5.5%, 1-1-21	2,000	2,212,800
Illinois Health Facilities Authority Series 2003A-1 (Villa St. Benedict Project),
6.9%, 11-15-33	2,000	2,049,160
Village of Hodgkins, Cook County, Illinois, Tax Increment Revenue Refunding Bonds, Series 1995A,
7.625%, 12-1-13	1,750	1,841,122
		10,110,865
Iowa - 1.60%
City of Cedar Rapids, Iowa: First Mortgage Revenue Bonds, Series 1998-A (Cottage Grove Place Project),
5.875%, 7-1-28	5,000	3,821,600
First Mortgage Adjustable Revenue Bonds, Series 2004 (Cottage Grove Place Project), 6.5%, 7-1-33	2,655	2,651,150
		6,472,750
Kansas - 1.40%
City of Olathe, Kansas, Senior Living Facility Revenue Bonds (Aberdeen Village, Inc.), Series 2000A,
8.0%, 5-15-30	3,255	3,967,096
Certificates of Participation, Series 1998A, Evidencing Proportionate Interests of the Owners Thereof in Rental Payments to be Made by the City of Spring Hill, Kansas, to Spring Hill Golf Corporation:
0.0%, 1-15-28 (B)	4,145	1,658,000
0.0%, 1-15-20 (B)	60	24,010
0.0%, 1-15-06 (B)	25	10,000
		5,659,106
Louisiana - 1.50%

Louisiana Local Government Environmental Facilities and
      Community Development Authority, Multifamily
      Housing Revenue Bond Anticipation Notes (Kingston Point
      and Camelot Apartments Project), Series 2001A,

6.25%, 7-1-05	4,000	4,002,480
Board of Commissioners of the Port of New Orleans, Industrial Development Revenue Refunding Bonds (Continental Grain Company Project), Series 1993,
7.5%, 7-1-13	2,000	2,048,960
		6,051,440
Maine - 1.71%
Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Piper Shores Issue, Series 1999A:
7.55%, 1-1-29	5,000	5,760,350
7.5%, 1-1-19	1,000	1,130,200
		6,890,550
Maryland - 0.40%
Maryland Economic Development Corporation, Senior Lien Revenue Bonds (Rocky Gap Golf Course and Hotel/Meeting Center Project), Series 1996 A,
8.375%, 10-1-09 (B)	3,250	1,626,040

Massachusetts - 2.71%
Massachusetts Industrial Finance Agency: First Mortgage Revenue Bonds, Reeds Landing Project, Series 1993,
7.1%, 10-1-28	7,400	7,418,870
Resource Recovery Revenue Refunding Bonds (Ogden Haverhill Project), Series 1998A Bonds:
5.6%, 12-1-19	2,500	2,518,075
5.5%, 12-1-13	1,000	1,011,530
		10,948,475
Michigan - 0.66%
Garden City Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Garden City Hospital Obligated Group), Series 1998A,
5.75%, 9-1-17	2,820	2,648,431

Missouri - 14.15%
Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds: City of St. Joseph, Missouri - Sewerage System Improvements Project, Series 2004C,
5.0%, 3-1-25	3,500	3,540,845
City of Branson, Missouri (Branson Landing Project), Series 2004A:
5.5%, 12-1-24	2,000	2,102,600
5.625%, 12-1-28	1,000	1,059,710
City of Independence, Missouri, Eastland Center Project: Phase II, Series 2002B,
6.0%, 4-1-21	2,100	2,236,689
Phase IV, Series 2000B,
5.125%, 4-1-22	875	912,275
Santa Fe Redevelopment Project, Series 2001,
5.3%, 4-1-23	2,500	2,617,500
City of St. Joseph, Missouri - Triumph Foods, LLC Project, Series 2004A:
6.0%, 3-1-15	1,000	1,066,750
5.25%, 3-1-25	500	513,070
The Industrial Development Authority of the City of Kansas City, Missouri: Health Care Facilities First Mortgage Revenue Bonds (The Bishop Spencer Place, Incorporated Project), Series 1994:
6.5%, 1-1-35	1,500	1,541,175
6.25%, 1-1-24	1,000	1,027,030
Revenue Bonds, Series 2004 (Plaza Library Project),
5.9%, 3-1-24	2,500	2,525,700
Multifamily Housing Revenue Bonds (Village Green Apartments Project), Series 1998,
6.25%, 4-1-30	3,305	2,214,251
City of Des Peres, Missouri, Tax Increment Refunding Revenue Bonds, Series 2002A (West County Center Project),
5.75%, 4-15-20	4,000	4,073,640
City of Belton, Missouri, Tax Increment Revenue Bonds (Belton Town Centre Project), Series 2004:
6.0%, 3-1-19	2,610	2,627,696
6.25%, 3-1-24	1,000	1,008,070
The Industrial Development Authority of the City of Cameron, Missouri, Health Facilities Revenue Bonds (Cameron Community Hospital), Series 2000,
6.25%, 12-1-21	3,250	3,529,142
Missouri Housing Development Commission, Multifamily Housing Revenue Bonds (The Mansion Apartments Phase II Project), Series 1999,
6.17%, 4-1-32	3,915	3,335,737
The Industrial Development Authority of St. Joseph, Missouri, Healthcare Revenue Bonds (Living Community of St. Joseph Project), Series 2002,
7.0%, 8-15-32	3,000	3,142,170
City of Chesterfield, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Series 2002 (Chesterfield Valley Projects),
4.5%, 4-15-16	2,860	2,876,388
M150 and 135th Street Transportation Development District Transportation Sales Tax Revenue Bonds (State Line Station Project-Kansas City, Missouri), Series 2004,
6.0%, 10-1-34	2,700	2,762,559
City of Lake Ozark, Missouri, Neighborhood Improvement District Bonds (Osage National Project), Series 2005:
6.1%, 3-1-25	1,390	1,395,032
5.6%, 3-1-17	685	686,507
5.6%, 3-1-11	425	424,974
City of Ballwin, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Series 2002A (Ballwin Town Center Redevelopment Project),
6.25%, 10-1-17	2,200	2,231,526
The City of Nevada, Missouri (Nevada Regional Medical Center), Hospital Revenue Bonds, Series 2001,
6.75%, 10-1-22	2,000	2,072,340
City of Riverside, Missouri, L-385 Levee Redevelopment Plan, Tax Increment Revenue Bonds (L-385 Levee Project), Series 2004,
5.25%, 5-1-20	2,000	2,021,760
City of Liberty, Missouri, Tax Increment Revenue Bonds, (Liberty Triangle Project), Series 2004:
5.375%, 9-1-19	1,000	993,510
5.75%, 9-1-24	750	742,178
5.875%, 9-1-26	250	249,832
City of Maplewood, Missouri, Tax Increment Refunding Revenue Bonds, Series 2005 (Maplewood South Redevelopment Area Project),
5.75%, 11-1-26	1,700	1,654,678
		57,185,334
Nevada - 0.89%
Clark County, Nevada, Special Improvement District No. 142 (Mountain's Edge), Local Improvement Bonds, Series 2003:
5.8%, 8-1-15	2,000	2,051,360
6.375%, 8-1-23	1,500	1,526,460
		3,577,820
New Hampshire - 1.29%
New Hampshire Health and Education Facilities Authority, Hospital Revenue Bonds, Catholic Medical Center Issue, Series 2002A:
5.75%, 7-1-22	2,000	2,045,820
5.0%, 7-1-12	625	643,694
Business Finance Authority of the State of New Hampshire, Revenue Bonds (Franklin Regional Hospital Association Project), Series A,
6.05%, 9-1-29	1,960	1,829,993
Lisbon Regional School District, New Hampshire, General Obligation Capital Appreciation School Bonds,
0.0%, 2-1-13	845	707,679
		5,227,186
New Jersey - 5.87%
New Jersey Economic Development Authority, Economic Development Bonds: Kapkowski Road Landfill Reclamation Improvement District Project (City of Elizabeth), Series 1998A (Non-AMT):
5.5%, 4-1-12	5,955	6,286,753
6.375%, 4-1-18	2,385	2,839,939
First Mortgage Revenue Fixed Rate Refunding Bonds (Winchester Gardens at Ward Homestead Project), Series 1996A,
8.625%, 11-1-25	3,000	3,327,240
Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2003,
6.75%, 6-1-39	5,000	5,255,000
New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Saint Clare's Hospital, Inc. Issue, Series 2004A,
5.25%, 7-1-16	4,740	5,005,961
Camden County Improvement Authority, Health Care Redevelopment Project Revenue Bonds, The Cooper Health System Obligated Group Issue, Series 1997,
6.0%, 2-15-27	1,000	1,013,980
		23,728,873
New York - 7.55%
Suffolk County Industrial Development Agency (New York): Civic Facility Revenue Bonds, Series 1999B (The Southampton Hospital Association Civic Facility),
7.625%, 1-1-30	4,900	5,113,542
Continuing Care Retirement Community: Fixed Rate Revenue Bonds (Peconic Landing at Southold, Inc. Project - Series 2000A),
8.0%, 10-1-20	2,000	2,145,620
First Mortgage Fixed Rate Revenue Bonds (Jefferson's Ferry Project - Series 1999A),
7.2%, 11-1-19	1,500	1,623,285
Tobacco Settlement Financing Corporation, (State of New York), Asset-Backed Revenue Bonds, Series 2003B-1C (State Contingency Contract Secured), (Fixed Rate),
8.443%, 6-1-10 (A)	7,500	8,828,850
The Port Authority of New York and New Jersey, Consolidated Bonds, One Hundred Twenty-Sixth Series,
5.5%, 11-15-11	5,000	5,511,000
Dormitory Authority of the State of New York: Third General Resolution Revenue Bonds (State University Educational Facilities Issue), Series 2002B,
5.25%, 11-15-23	3,500	3,775,030
Nyack Hospital Revenue Bonds, Series 1996,
6.25%, 7-1-13	1,000	993,730
City of Yonkers Industrial Development Agency, Civic Facility Revenue Bonds (St. John's Riverside Hospital Project): Series 2001B,
7.125%, 7-1-31	1,455	1,497,355
Series 2001A,
7.125%, 7-1-31	1,000	1,029,110
		30,517,522
North Carolina - 1.43%
North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds: Refunding Series 2003 C,
5.5%, 1-1-14	2,000	2,150,520
Refunding Series 2003 A,
5.5%, 1-1-12	2,000	2,141,400
City of Durham, North Carolina, Multifamily Housing Revenue Bonds (Ivy Commons Project), Series 1997,
8.0%, 3-1-29	1,990	1,493,117
		5,785,037
Ohio - 1.19%
City of Toledo, Ohio, Multifamily Housing Mortgage Revenue Bonds, Series 1998-A (Hillcrest Apartments Project),
6.125%, 12-1-29	3,900	3,107,091
Toledo Lucas County Port Authority, Development Revenue Bonds (Northwest Ohio Bond Fund), Series 2004C (Toledo Express Airport Project),
6.375%, 11-15-32	1,650	1,719,020
		4,826,111
Oklahoma - 1.39%
The Oklahoma Development Finance Authority, Continuing Care Retirement Community, Revenue Bonds (Inverness Village Project), Fixed Rate Revenue Bonds, Series 2002A,
8.0%, 2-1-32	$6,000	4,816,980
Trustees of the Oklahoma Ordinance Works Authority, Industrial Development Revenue Refunding Bonds (A.P. Green Industries, Inc. Project), Series 1992,
8.5%, 5-1-08 (B)	1,600	800,000
		5,616,980
Oregon - 1.33%
Gilliam County, Oregon, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Waste Management Project), Series 2000A,
4.15%, 8-1-25	5,000	5,005,450
Myrtle Creek Building Authority, Gross Revenue Bonds, Series 1996A (Myrtle Creek Golf Course Project),
0.0%, 6-1-21 (B)	3,000	349,500
		5,354,950
Pennsylvania - 3.35%
Allegheny County Hospital Development Authority, Health System Revenue Bonds (West Penn Allegheny Health System), Series 2000B,
9.25%, 11-15-22	5,000	5,796,800
Allegheny County Industrial Development Authority (Pennsylvania), Environmental Improvement Revenue Bonds (USX Corporation Project), Refunding Series A 1994,
6.7%, 12-1-20	2,495	2,539,486
The Borough of Langhorne Manor, Higher Education and Health Authority (Bucks County, Pennsylvania), Hospital Revenue Bonds, Series of 1992 (The Lower Bucks Hospital):
7.3%, 7-1-12	3,800	3,799,392
7.35%, 7-1-22	1,400	1,393,952
		13,529,630
Rhode Island - 0.87%
City of Providence, Rhode Island, Special Obligation Tax Increment Bonds, Series D,
6.65%, 6-1-16	2,000	2,075,940
Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, St. Joseph Health Services of Rhode Island Issue, Series 1999,
5.75%, 10-1-14	1,400	1,439,620
		3,515,560
South Carolina - 3.58%
Tobacco Settlement Revenue Management Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001 B (Tax-Exempt),
6.375%, 5-15-28	11,750	11,946,813
McCormick County, South Carolina, Hospital Facilities Revenue Refunding and Improvement Bonds, Series 1997 (McCormick Health Care Center Project),
7.0%, 3-1-18	2,530	2,530,607
		14,477,420
Tennessee - 2.79%
Upper Cumberland Gas Utility District (of Cumberland County, Tennessee): Gas System Revenue Refunding Bonds, Series 2005:
6.9%, 5-1-29	3,750	3,646,950
6.8%, 5-1-19	1,955	1,913,378
Gas System Revenue Bonds, Series 1996,
7.0%, 3-1-16	1,400	1,533,490
The Health, Educational and Housing Facilities Board of the County of Sullivan, Tennessee, Hospital Revenue Bonds (Wellmont Health System Project), Series 2002,
6.25%, 9-1-32	3,930	4,185,843
		11,279,661
Texas - 6.35%
North Central Texas Health Facilities Development Corporation, Retirement Facility Revenue Bonds (Northwest Senior Housing Corporation - Edgemere Project), Series 1999A, Fixed Rate Bonds:
7.5%, 11-15-29	4,000	4,317,600
7.25%, 11-15-19	1,000	1,074,900
Lubbock Health Facilities Development Corporation, Fixed Rate First Mortgage Revenue Bonds (Carillon, Inc. Project), Series 1999A,
6.5%, 7-1-19 (B)	6,000	5,005,740
Tarrant County Housing Finance Corporation, Multifamily Housing Revenue Notes (Quail Ridge Apartments Project), Series 2002A,
6.25%, 4-1-07	4,100	4,096,843
Lufkin Health Facilities Development Corporation, Health System Revenue and Refunding Bonds (Memorial Health System of East Texas), Series 1995,
6.875%, 2-15-26	3,605	3,774,868
City of Houston Housing Corporation No. 1, First Lien Revenue Refunding Bonds, Series 1996 (6800 Long Drive Apartments - Section 8 New Construction Program), Houston, Texas,
6.625%, 2-1-20	2,305	2,351,722
Decatur Hospital Authority, Hospital Revenue Bonds (Wise Regional Health System), Series 2004A,
5.625%, 9-1-13	1,890	1,912,094
City of Houston Health Facilities, Development Corporation, Retirement Facility Revenue Bonds (Buckingham Senior Living Community, Inc. Project), Series 2004A, Fixed Rate Bonds,
7.0%, 2-15-26	1,500	1,569,615
Alvarado Industrial Development Corporation, Industrial Development Revenue Bonds (Rich-Mix Products of Texas, Inc. Project), Series 1996,
7.75%, 3-1-10	1,555	1,569,508
		25,672,890
Utah - 0.24%
Carbon County, Utah, Solid Waste Disposal Facility Revenue Refunding Bonds (Sunnyside Cogeneration Associates Project): Series 1999A,
7.1%, 8-15-23	938	885,266
Series 1999B,
0.0%, 8-15-24	390	84,287
		969,553
Virginia - 3.17%
Norfolk Redevelopment and Housing Authority: Multifamily Rental Housing Facility Revenue Bonds, Series 1996 (1016 Limited Partnership - Sussex Apartments Project),
8.0%, 9-1-26	3,335	3,197,631
First Mortgage Revenue Bonds (Fort Norfolk Retirement Community, Inc. - Harbor's Edge Project), Series 2004A:
6.125%, 1-1-35	1,100	1,093,169
6.0%, 1-1-25	500	501,040
Pocahontas Parkway Association, Route 895 Connector, Toll Road Revenue Bonds, Senior Capital Appreciation Bonds, Series 1998B,
0.0%, 8-15-18	9,000	4,037,670
Industrial Development Authority of King George County, Virginia, Variable Rate Demand Solid Waste Disposal Revenue Bonds (King George Landfill, Inc. Project), Series 2003A,
4.1%, 6-1-23	4,000	3,996,920
		12,826,430
Washington - 1.21%
Port of Anacortes, Washington, Revenue and Refunding Bonds, 1998 Series A (AMT),
5.625%, 9-1-16	3,490	3,648,132
Housing Authority of the City of Seattle, Low-Income Housing Assistance Revenue Bonds, 1995 (GNMA Collateralized Mortgage Loan - Kin On Project),
7.4%, 11-20-36	1,142	1,257,776
		4,905,908
West Virginia - 0.64%
Upshur County, West Virginia, Solid Waste Disposal Revenue Bonds (TJ International Project), Series 1995,
7.0%, 7-15-25	2,500	2,588,975

Wisconsin - 0.48%
City of Superior, Wisconsin, Water Supply Facilities Revenue Refunding Bonds (Superior Water, Light and Power Company Project), Series 1996,
6.125%, 11-1-21	1,910	1,952,154

TOTAL MUNICIPAL BONDS - 93.08%		$376,217,529

(Cost: $373,046,436)

SHORT-TERM SECURITIES

Commercial Paper
Food and Related - 1.24%
Heinz (H.J.) Finance Co. (Heinz (H.J.) Co.),
2.82%, 4-4-05	$5,000	4,998,825

Forest and Paper Products - 0.57%
Sonoco Products Co.,
2.88%, 4-1-05	2,312	2,312,000

Utilities - Telephone - 0.99%
SBC Communications Inc.,
2.7%, 4-5-05	4,000	3,998,800

Total Commerical Paper - 2.80%		11,309,625

Municipal Obligations
Arizona - 0.03%
The Industrial Development Authority of the County of Maricopa, Variable Rate Demand Multifamily Housing Revenue Bonds (Gran Victoria Housing LLC Project), Series 2000A (Fannie Mae),
2.3%, 4-7-05	100	100,000

Colorado - 2.37%
Colorado Agricultural Development Authority, Adjustable Rate Industrial Development Revenue Bonds (Royal Crest Dairy, Inc. Project), Series 1998 (UMB Bank, Colorado),
2.5%, 4-6-05	5,600	5,600,000
City and County of Denver, Colorado, for and on behalf of its Department of Aviation, Airport System Subordinate Revenue Refunding Bonds, Series 2001C1 (Financial Guaranty Insurance Company),
1.91%, 4-26-05	2,000	2,000,000
      Exempla General Improvement District, City of Lafayette,
           Colorado, Special Improvement District No. 02-01,
           Special Assessment Revenue Refunding and Improvement
Bonds, Series 2002 (Wells Fargo Bank, N. A.),
2.32%, 4-7-05	1,200	1,200,000
Colorado Educational and Cultural Facilities Authority, Variable Rate Demand Public Radio Revenue Bonds (Community Wireless of Park City, Inc. Project), Series 2003 (U.S. Bank, National Association),
2.32%, 4-6-05	790	790,000
		9,590,000
Texas - 0.12%
Bexar County Housing Finance Corporation, Multifamily Housing Revenue Bonds (Mitchell Village Apartments Project), Series 2000A-1 (Fannie Mae),
2.3%, 4-6-05	500	500,000

Total Municipal Obligations - 2.52%		10,190,000

TOTAL SHORT-TERM SECURITIES - 5.32%		$21,499,625

(Cost: $21,499,625)

TOTAL INVESTMENT SECURITIES - 98.40%		$397,717,154

(Cost: $394,546,061)

CASH AND OTHER ASSETS, NET OF LIABILITIES - 1.60%		6,484,595

NET ASSETS - 100.00%		$404,201,749

Notes to Schedule of Investments
(A)The interest rate is subject to change periodically and inversely based upon prevailing market rates. The interest rate shown is the rate in effect at March 31, 2005.
(B)Non-income producing as the issuer has either missed its most recent interest payment or declared bankruptcy.
See Note 1 to financial statements for security valuation and other significant accounting policies concerning investments.
See Note 3 to financial statements for cost and unrealized appreciation and depreciation of investments owned for Federal income tax purposes.

Statement of Assets and Liabilities
      MUNICIPAL HIGH INCOME FUND
      March 31, 2005
      (In Thousands, Except for Per Share Amounts)

ASSETS
Investment securities - at value (cost - $394,546) (Notes 1 and 3)	$397,717
Cash	1
Receivables:
Interest	7,303
Fund shares sold	716
Prepaid and other assets	48

Total assets	405,785

LIABILITIES
Payable to Fund shareholders	1,089
Dividends payable	303
Accrued service fee (Note 2)	74
Accrued shareholder servicing (Note 2)	56
Accrued accounting services fee (Note 2)	11
Accrued management fee (Note 2)	6
Accrued distribution fee (Note 2)	3
Other	41

Total liabilities	1,583

Total net assets	$404,202

NET ASSETS
$1.00 par value capital stock:
Capital stock	$82,106
Additional paid-in capital	349,733
Accumulated undistributed income (loss):
Accumulated undistributed net investment income	256
Accumulated undistributed net realized loss on investment transactions	(31,064)
Net unrealized appreciation in value of investments	3,171

Net assets applicable to outstanding units of capital	$404,202

Net asset value per share (net assets divided by shares outstanding):
Class A	$4.93
Class B	$4.93
Class C	$4.93
Class Y	$4.93
Capital shares outstanding:
Class A	79,419
Class B	1,229
Class C	1,441
Class Y	17
Capital shares authorized	300,000

See Notes to Financial Statements.

Statement of Operations
      MUNICIPAL HIGH INCOME FUND
      For the Six Months Ended March 31, 2005
      (In Thousands)

INVESTMENT INCOME
Income (Note 1B):
Interest and amortization	$12,716

Expenses (Note 2):
Investment management fee	1,049
Service fee:
Class A	433
Class B	7
Class C	8
Shareholder servicing:
Class A	192
Class B	5
Class C	7
Class Y	-	*
Legal fees	77
Accounting services fee	64
Distribution fee:
Class A	10
Class B	22
Class C	23
Registration fees	28
Audit fees	14
Custodian fees	12
Other	71

Total expenses	2,022

Net investment income	10,694

REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTES 1 AND 3)
Realized net gain on investments	1,538
Unrealized appreciation in value of investments during the period	2,235

Net gain on investments	3,773

Net increase in net assets resulting from operations	$14,467

*Not shown due to rounding.

See Notes to Financial Statements.

Statement of Changes in Net Assets
      MUNICIPAL HIGH INCOME FUND
      (In Thousands)

	For the six months ended March 31,	For the fiscal year ended September 30,
	2005	2004

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income	$10,694	$21,787
Realized net gain (loss) on investments	1,538	(6,017)
Unrealized appreciation	2,235	9,569

Net increase in net assets resulting from operations	14,467	25,339

Distributions to shareholders from net investment income (Note 1D): (1)
Class A	(10,438)	(21,442)
Class B	(133)	(265)
Class C	(140)	(229)
Class Y	(2)	(7)

	(10,713)	(21,943)

Capital share transactions (Note 5)	3,478	(32,989)

Total increase (decrease)	7,232	(29,593)
NET ASSETS
Beginning of period	396,970	426,563

End of period	$404,202	$396,970

Undistributed net investment income	$256	$275

(1)See "Financial Highlights" on pages 28 - 31.

See Notes to Financial Statements.

Financial Highlights
      MUNICIPAL HIGH INCOME FUND
      Class A Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,
	3-31-05		2004	2003	2002	2001	2000

Net asset value, beginning of period	$4.88		$4.83	$4.95	$4.96	$4.92	$5.19

Income (loss) from investment operations:
Net investment income	0.13		0.26	0.26	0.26	0.28	0.30
Net realized and unrealized gain (loss) on investments	0.05		0.05	(0.12)	(0.01)	0.04	(0.27)

Total from investment operations	0.18		0.31	0.14	0.25	0.32	0.03

Less distributions:
Declared from net investment income	(0.13)		(0.26)	(0.26)	(0.26)	(0.28)	(0.30)
From capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.13)		(0.26)	(0.26)	(0.26)	(0.28)	(0.30)

Net asset value, end of period	$4.93		$4.88	$4.83	$4.95	$4.96	$4.92

Total return (1)	3.73%		6.66%	3.02%	5.35%	6.64%	0.83%
Net assets, end of period (in millions)	$391		$386	$407	$431	$419	$417
Ratio of expenses to average net assets	0.98	% (2)	0.95%	0.96%	1.03%	1.02%	0.94%
Ratio of net investment income to average net assets	5.37	% (2)	5.41%	5.54%	5.39%	5.61%	6.08%
Portfolio turnover rate	12%		28%	23%	23%	22%	22%
(1)Total return calculated without taking into account the sales load deducted on an initial purchase.
(2)Annualized.

See Notes to Financial Statements.

Financial Highlights
      MUNICIPAL HIGH INCOME FUND
      Class B Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,				For the period from 10-5-99 (1) to
	3-31-05		2004	2003	2002	2001	9-30-00

Net asset value, beginning of period	$4.88		$4.83	$4.95	$4.96	$4.92	$5.16

Income (loss) from investment operations:
Net investment income	0.11		0.22	0.22	0.22	0.23	0.25
Net realized and unrealized gain (loss) on investments	0.05		0.05	(0.12)	(0.01)	0.04	(0.24)

Total from investment operations	0.16		0.27	0.10	0.21	0.27	0.01

Less distributions:
Declared from net investment income	(0.11)		(0.22)	(0.22)	(0.22)	(0.23)	(0.25)
From capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.11)		(0.22)	(0.22)	(0.22)	(0.23)	(0.25)

Net asset value, end of period	$4.93		$4.88	$4.83	$4.95	$4.96	$4.92

Total return	3.30%		5.75%	2.15%	4.46%	5.71%	0.29%
Net assets, end of period (in millions)	$6		$6	$6	$5	$3	$1
Ratio of expenses to average net assets	1.84	% (2)	1.81%	1.80%	1.85%	1.91%	1.89	% (2)
Ratio of net investment income to average net assets	4.52	% (2)	4.55%	4.71%	4.56%	4.68%	5.16	% (2)
Portfolio turnover rate	12%		28%	23%	23%	22%	22	% (3)
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the fiscal year ended September 30, 2000.

See Notes to Financial Statements.

Financial Highlights
      MUNICIPAL HIGH INCOME FUND
      Class C Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,				For the period from 10-8-99 (1) to
	3-31-05		2004	2003	2002	2001	9-30-00

Net asset value, beginning of period	$4.88		$4.83	$4.95	$4.96	$4.92	$5.16

Income (loss) from investment operations:
Net investment income	0.11		0.22	0.22	0.22	0.23	0.25
Net realized and unrealized gain (loss) on investments	0.05		0.05	(0.12)	(0.01)	0.04	(0.24)

Total from investment operations	0.16		0.27	0.10	0.21	0.27	0.01

Less distributions:
Declared from net investment income	(0.11)		(0.22)	(0.22)	(0.22)	(0.23)	(0.25)
From capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.11)		(0.22)	(0.22)	(0.22)	(0.23)	(0.25)

Net asset value, end of period	$4.93		$4.88	$4.83	$4.95	$4.96	$4.92

Total return	3.28%		5.71%	2.16%	4.49%	5.74%	0.26%
Net assets, end of period (in millions)	$7		$5	$5	$5	$3	$1
Ratio of expenses to average net assets	1.88	% (2)	1.85%	1.80%	1.84%	1.84%	1.91	% (2)
Ratio of net investment income to average net assets	4.49	% (2)	4.49%	4.70%	4.58%	4.72%	5.13	% (2)
Portfolio turnover rate	12%		28%	23%	23%	22%	22	% (3)
(1)Commencement of operations of the class.
(2)Annualized.
(3)For the fiscal year ended September 30, 2000.

See Notes to Financial Statements.

Financial Highlights
      MUNICIPAL HIGH INCOME FUND
      Class Y Shares
      For a Share of Capital Stock Outstanding Throughout Each Period:

	For the six months ended		For the fiscal year ended September 30,
	3-31-05		2004	2003	2002	2001	2000

Net asset value, beginning of period	$4.88		$4.83	$4.95	$4.96	$4.92	$5.19

Income (loss) from investment operations:
Net investment income	0.15		0.27	0.27	0.26	0.27	0.30
Net realized and unrealized gain (loss) on investments	0.05		0.05	(0.12)	(0.01)	0.04	(0.27)

Total from investment operations	0.20		0.32	0.15	0.25	0.31	0.03

Less distributions:
Declared from net investment income	(0.15)		(0.27)	(0.27)	(0.26)	(0.27)	(0.30)
From capital gains	(0.00)		(0.00)	(0.00)	(0.00)	(0.00)	(0.00)

Total distributions	(0.15)		(0.27)	(0.27)	(0.26)	(0.27)	(0.30)

Net asset value, end of period	$4.93		$4.88	$4.83	$4.95	$4.96	$4.92

Total return	3.85%		6.87%	3.17%	5.35%	6.45%	0.97%
Net assets, end of period (in thousands)	$84		$83	$8,801	$8,646	$2	$18
Ratio of expenses to average net assets	0.76	% (1)	0.75%	0.80%	0.63%	1.93%	1.08%
Ratio of net investment income to average net assets	5.60	% (1)	5.78%	5.76%	5.68%	4.72%	5.96%
Portfolio turnover rate	12%		28%	23%	23%	22%	22%
(1)Annualized.

See Notes to Financial Statements.

Notes to Financial Statements
      March 31, 2005

Note 1 - Significant Accounting Policies

Waddell & Reed Advisors Municipal High Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. Its investment objective is to seek to provide a high level of income which is not subject to Federal income tax. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A. Security valuation - Municipal bonds and the taxable obligations in the Fund's investment portfolio are not listed or traded on any securities exchange. Therefore, municipal bonds are valued using a pricing system provided by a pricing service or dealer in bonds. Restricted securities and securities for which market quotations are not readily available or are deemed not to be reliable because of significant events or circumstances identified between the closing of their principal markets and the closing of the New York Stock Exchange are valued at fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Board of Directors. Short-term debt securities, whether taxable or nontaxable, are valued at amortized cost, which approximates market value.
B. Security transactions and related investment income - Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Original issue discount (as defined in the Internal Revenue Code) and premiums on the purchase of bonds are amortized for both financial and tax reporting purposes over the remaining lives of the bonds. Interest income is recorded on the accrual basis. See Note 3 - Investment Security Transactions.
C. Federal income taxes - The Fund intends to distribute all of its net investment income and capital gains to its shareholders and otherwise qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. The Fund intends to pay distributions as required to avoid imposition of excise tax. Accordingly, provision has not been made for Federal income taxes. In addition, the Fund intends to meet requirements of the Internal Revenue Code which will permit it to pay dividends from net investment income, substantially all of which will be exempt from Federal income tax. See Note 4 - Federal Income Tax Matters.
D. Dividends and distributions - All of the Fund's net investment income is declared and recorded by the Fund as dividends payable on each day to shareholders of record as of the close of the preceding business day. Net investment income dividends and capital gains distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as deferral of wash sales and post-October losses, net operating losses and expiring capital loss carryovers.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2 - Investment Management and Payments to Affiliated Persons

Waddell & Reed Investment Management Company ("WRIMCO"), a wholly owned subsidiary of Waddell & Reed, Inc. ("W&R"), serves as the Fund's investment manager. The Fund pays a fee for investment management services. The fee is computed and paid daily based on the net asset value at the close of business. The fee is payable by the Fund at the annual rates of: 0.525% of net assets up to $500 million, 0.50% of net assets over $500 million and up to $1 billion, 0.45% of net assets over $1 billion and up to $1.5 billion, and 0.40% of net assets over $1.5 billion.

The Fund has an Accounting Services Agreement with Waddell & Reed Services Company ("WRSCO"), a wholly owned subsidiary of W&R. Under the agreement, WRSCO acts as the agent in providing accounting services and assistance to the Fund and pricing daily the value of shares of the Fund. For these services, the Fund pays WRSCO a monthly fee of one-twelfth of the annual fee shown in the following table.

Accounting Services Fee

Average Net Asset Level (in millions)			Annual Fee Rate for Each Level

From	$0 to	$10	$0
From	$10 to	$25	$11,500
From	$25 to	$50	$23,100
From	$50 to	$100	$35,500
From	$100 to	$200	$48,400
From	$200 to	$350	$63,200
From	$350 to	$550	$82,500
From	$550 to	$750	$96,300
From	$750 to	$1,000	$121,600
	$1,000 and Over		$148,500

In addition, for each class of shares in excess of one, the Fund pays WRSCO a monthly per-class fee equal to 2.5% of the monthly accounting services base fee.

The Fund also pays monthly a fee at the annual rate of 0.01% or one basis point for the first $1 billion of net assets with no fee charged for net assets in excess of $1 billion.

For Class A, Class B and Class C shares, the Fund pays WRSCO a monthly per account charge for shareholder servicing of $1.6958 for each shareholder account which was in existence at any time during the prior month. With respect to Class Y shares, the Fund pays WRSCO a monthly fee at an annual rate of 0.15% of the average daily net assets of the class for the preceding month. The Fund also reimburses W&R and WRSCO for certain out-of-pocket costs for all classes.

The Fund will deduct a redemption fee of 2.0% from any redemption or exchange proceeds if a shareholder sells or exchanges any class of shares after holding the shares less than 5 days. If a shareholder bought shares on different days, the "first-in, first-out" (FIFO) method is used to determine the holding period. Under this method, the shares held longest will be redeemed first for purposes of determining whether the redemption fee applies.

As principal underwriter for the Fund's shares, W&R received gross sales commissions for Class A shares (which are not an expense of the Fund) of $364,987. A contingent deferred sales charge ("CDSC") may be assessed against a shareholder's redemption amount of Class A, Class B and Class C shares and paid to W&R. During the period ended March 31, 2005, W&R received $0, $6,868 and $2,598 in CDSC for Class A, Class B and Class C shares, respectively. With respect to Class A, Class B and Class C shares, W&R paid sales commissions of $237,184 and all expenses in connection with the sale of Fund shares, except for registration fees and related expenses.

Under a Distribution and Service Plan for Class A shares adopted by the Fund pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Fund may pay monthly a distribution and/or service fee to W&R in an amount not to exceed 0.25% of the Fund's Class A average annual net assets. The fee is to be paid to reimburse W&R for amounts it expends in connection with the distribution of the Class A shares and/or provision of personal services to Fund shareholders and/or maintenance of shareholder accounts.

Under the Distribution and Service Plan adopted by the Fund for Class B and Class C shares, respectively, the Fund may pay W&R a service fee of up to 0.25%, on an annual basis, of the average daily net assets of the class to compensate W&R for providing services to shareholders of that class and/or maintaining shareholder accounts for that class and a distribution fee of up to 0.75%, on an annual basis, of the average daily net assets of the class to compensate W&R for distributing the shares of that class. The Class B Plan and the Class C Plan each permit W&R to receive compensation, through the distribution and service fee, respectively, for its distribution activities for that class, which are similar to the distribution activities described with respect to the Class A Plan, and for its activities in providing personal services to shareholders of that class and/or maintaining shareholder accounts of that class, which are similar to the corresponding activities for which it is entitled to reimbursement under the Class A Plan.

The Fund paid Directors' regular compensation of $13,643, which are included in other expenses.

As of November 2003, the Fund paid Frederick Vogel III additional compensation for his service as lead independent director. For the six-month period ended March 31, 2005, that amount was $235.

W&R is a subsidiary of Waddell & Reed Financial, Inc., a public holding company, and a direct subsidiary of Waddell & Reed Financial Services, Inc., a holding company.

Note 3 - Investment Security Transactions

Purchases of investment securities, other than U.S. government obligations and short-term securities, aggregated $52,553,624, while proceeds from maturities and sales aggregated $47,044,981. Purchases of short-term securities aggregated $629,777,041, while proceeds from maturities and sales aggregated $631,840,918. No U.S. government obligations were purchased or sold during the period ended March 31, 2005.

For Federal income tax purposes, cost of investments owned at March 31, 2005 was $394,282,178, resulting in net unrealized appreciation of $3,434,976, of which $16,222,020 related to appreciated securities and $12,787,044 related to depreciated securities.

Note 4 - Federal Income Tax Matters

For Federal income tax purposes, the Fund's distributed and undistributed earnings and profit for the fiscal year ended September 30, 2004 and the related capital loss carryover and post-October activity were as follows:

Net ordinary income	$22,105,343
Distributed ordinary income	21,892,467
Undistributed ordinary income*	766,049

Realized long-term capital gains	-
Distributed long-term capital gains	-
Undistributed long-term capital gains	-

Capital loss carryover	4,152,198

Post-October losses deferred	6,858,736

      *This entire amount was distributed prior to March 31, 2005.

Internal Revenue Code regulations permit the Fund to defer into its next fiscal year net capital losses or net long-term capital losses incurred between each November 1 and the end of its fiscal year ("post-October losses").

Capital loss carryovers are available to offset future realized capital gain net income for Federal income tax purposes. The following shows the totals by year in which the capital loss carryovers will expire if not utilized.

September 30, 2009	$6,187,770
September 30, 2010	11,473,462
September 30, 2011	3,929,709
September 30, 2012	4,152,198

Total carryover	$25,743,139

Note 5 - Multiclass Operations

The Fund currently offers four classes of shares, Class A, Class B, Class C and Class Y, each of which have equal rights as to assets and voting privileges. Class Y shares are not subject to a sales charge on purchases, are not subject to a Rule 12b-1 Distribution and Service Plan and are subject to a separate shareholder servicing fee structure. A comprehensive discussion of the terms under which shares of each class are offered is contained in the Prospectus and the Statement of Additional Information for the Fund.

Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based on the value of their relative net assets as of the beginning of each day adjusted for the prior day's capital share activity.

Transactions in capital stock are summarized below. Amounts are in thousands.

	For the six months ended March 31,	For the fiscal year ended September 30,
	2005	2004

Shares issued from sale of shares:
Class A	3,728	5,688
Class B	117	186
Class C	470	491
Class Y	- *	16
Shares issued from reinvestment of dividends:
Class A	1,637	3,429
Class B	21	44
Class C	26	44
Class Y	1	- *
Shares redeemed:
Class A	(5,059)	(14,222)
Class B	(90)	(276)
Class C	(141)	(427)
Class Y	(1)	(1,820)

Increase (decrease) in outstanding capital shares	709	(6,847)

Value issued from sale of shares:
Class A	$18,322	$27,576
Class B	576	900
Class C	2,304	2,375
Class Y	- *	77
Value issued from reinvestment of dividends:
Class A	8,043	16,615
Class B	102	213
Class C	126	211
Class Y	2	1
Value redeemed:
Class A	(24,863)	(68,798)
Class B	(440)	(1,334)
Class C	(692)	(2,072)
Class Y	(2)	(8,753)

Increase (decrease) in outstanding capital	$3,478	$(32,989)

*Not shown due to rounding.

Report of Independent Registered Public Accounting Firm

The Board of Directors and Shareholders,
Waddell & Reed Advisors Municipal High Income Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Waddell & Reed Advisors Municipal High Income Fund, Inc. (the "Fund") as of March 31, 2005, and the related statement of operations for the six-month period then ended, the statements of changes in net assets for the six-month period then ended and the fiscal year ended September 30, 2004, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of March 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Waddell & Reed Advisors Municipal High Income Fund, Inc. as of March 31, 2005, the results of its operations for the six-month period then ended, the changes in its net assets for the six-month period then ended and the fiscal year ended September 30, 2004, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Kansas City, Missouri
May 17, 2005

Proxy Voting Information

Proxy Voting Guidelines

A description of the policies and procedures Waddell & Reed Advisors Municipal High Income Fund, Inc. uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1.888.WADDELL and (ii) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

Proxy Voting Records

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on Form N-PX through Waddell & Reed's website at http://www.waddell.com and on the SEC's website at http://www.sec.gov.

Quarterly Portfolio Schedule Information

A complete schedule of portfolio holdings for the first and third quarters of each fiscal year will be filed with the Securities and Exchange Commission ("SEC") on the Fund's Form N-Q. This form may be obtained in the following ways:

  On the SEC's website at http://www.sec.gov.
  For review and copy at the SEC's Public Reference Room in Washington, DC. Information on the operations of the Public Reference Room may be obtained by calling 1.800.SEC.0330.
  On Waddell & Reed's website at http://www.waddell.com.

The Waddell & Reed Advisors Funds Family

Global/International Funds

Waddell & Reed Advisors Global Bond Fund
Waddell & Reed Advisors International Growth Fund

Domestic Equity Funds

Waddell & Reed Advisors Accumulative Fund
Waddell & Reed Advisors Core Investment Fund
Waddell & Reed Advisors Dividend Income Fund
Waddell & Reed Advisors New Concepts Fund
Waddell & Reed Advisors Small Cap Fund
Waddell & Reed Advisors Tax-Managed Equity Fund
Waddell & Reed Advisors Value Fund
Waddell & Reed Advisors Vanguard Fund

Fixed Income Funds

Waddell & Reed Advisors Bond Fund
Waddell & Reed Advisors Government Securities Fund
Waddell & Reed Advisors High Income Fund
Waddell & Reed Advisors Limited-Term Bond Fund
Waddell & Reed Advisors Municipal Bond Fund
Waddell & Reed Advisors Municipal High Income Fund

Money Market Funds

Waddell & Reed Advisors Cash Management

Specialty Funds

Waddell & Reed Advisors Asset Strategy Fund
Waddell & Reed Advisors Continental Income Fund
Waddell & Reed Advisors Retirement Shares
Waddell & Reed Advisors Science and Technology Fund

1.888.WADDELL
Visit us online at www.waddell.com

Investors should consider the investment objectives, risks, charges and expenses of a fund carefully before investing. For a prospectus containing this and other information for the Waddell & Reed Advisors Funds, call your financial advisor or visit us online at www.waddell.com. Please read the prospectus carefully before investing.

NUR1014SA (3-05)

ITEM 2. CODE OF ETHICS.

Required in annual report only.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Required in annual report only.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Required in annual report only.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1 Shareholder Report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Nominating Committee of the Board of Directors of the Registrant will consider nominees recommended by shareholders of the Fund. Shareholders should direct the names of candidates they wish to be considered to the attention of the Fund's Nominating Committee, in care of the Fund's Secretary, at the address of the Fund listed on the front page of this Report. Such nominees will be considered with any other director nominees.

ITEM 11. CONTROLS AND PROCEDURES.
(a)	The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no significant changes in the registrant's internal controls over financial reporting that occurred over the Registrant's last fiscal half-year that has affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

(b)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)).

Attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors Municipal High Income Fund, Inc.
(Registrant)

By	/s/Kristen A. Richards
Kristen A. Richards, Vice President and Secretary

Date June 6, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/Henry J. Herrmann
Henry J. Herrmann, President and Principal Executive Officer

Date June 6, 2005

By	/s/Theodore W. Howard
Theodore W. Howard, Treasurer and Principal Financial Officer

Date June 6, 2005